Intangible assets - Schedule of changes in intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Opening balance	€ 1,156	€ 1,394
Additions	54	44
Capitalised expenses	144	135
Amortisation	(226)	(261)	€ (251)
Impairments	(54)	(94)
Reversal of impairment
Exchange rate differences	2	(62)
Disposals	(3)
Changes in the composition of the group and other changes	3
Closing balance	1,102	1,156	1,394
Opening balance adjustment
Disclosure of detailed information about intangible assets [line items]
Opening balance	25
Closing balance		25
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	3,052
Closing balance	2,962	3,052
Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Opening balance	(1,719)
Closing balance	(1,790)	(1,719)
Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance	(177)
Closing balance	(70)	(177)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Opening balance	472	533
Impairments	(32)
Reversal of impairment
Exchange rate differences	(1)	(61)
Closing balance	464	472	533
Goodwill | Opening balance adjustment
Disclosure of detailed information about intangible assets [line items]
Opening balance	25
Closing balance		25
Goodwill | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	472
Closing balance	464	472
Goodwill | Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance
Closing balance
Software
Disclosure of detailed information about intangible assets [line items]
Opening balance	682	846
Additions	54	44
Capitalised expenses	144	135
Amortisation	(226)	(260)
Impairments	(22)	(82)
Reversal of impairment
Exchange rate differences	4
Disposals	(3)
Changes in the composition of the group and other changes	3	(1)
Closing balance	636	682	846
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	2,521
Closing balance	2,491	2,521
Software | Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Opening balance	(1,710)
Closing balance	(1,787)	(1,710)
Software | Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance	(129)
Closing balance	(69)	(129)
Other
Disclosure of detailed information about intangible assets [line items]
Opening balance	2	15
Additions
Capitalised expenses
Amortisation		(1)
Impairments		(12)
Reversal of impairment
Exchange rate differences
Disposals
Changes in the composition of the group and other changes
Closing balance	2	2	€ 15
Other | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	59
Closing balance	8	59
Other | Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Opening balance	(9)
Closing balance	(4)	(9)
Other | Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance	(48)
Closing balance	€ (2)	€ (48)